Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Operating segment data

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021

Sales to external parties	1,601	1,768	2,334	1,226	26	-	6,955
Inter-segment sales	16	163	98	19	2	(298)	-
Total sales	1,617	1,931	2,432	1,245	28	(298)	6,955

Segment operating income (loss)	435	399	307	121	(8)	(60)	1,194
Other income not allocated to the segments							16
Operating income							1,210

Financing expenses, net							(122)
Share in earnings of equity-accounted investees							4
Income before income taxes							1,092

Depreciation amortization and impairment	65	165	215	38	2	(1)	484

Capital expenditures	74	298	238	36	6	17	669
Capital expenditures as part of business combination	-	-	-	377	-	-	377

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020

Sales to external parties	1,242	1,183	1,871	715	32	-	5,043
Inter-segment sales	13	163	77	16	3	(272)	-
Total sales	1,255	1,346	1,948	731	35	(272)	5,043

Segment operating income (loss)	303	120	66	40	(5)	(15)	509
Other expenses not allocated to the segments							(307)
Operating income							202

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							5
Income before income taxes							49

Depreciation amortization and impairment	77	166	210	25	3	98	579

Capital expenditures	84	296	275	20	6	15	696
Capital expenditures as part of business combination	-	-	-	-	26	-	26

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019

Sales to external parties	1,307	1,330	1,901	699	34	-	5,271
Inter-segment sales	11	164	79	18	3	(275)	-
Total sales	1,318	1,494	1,980	717	37	(275)	5,271

Segment operating income	338	289	100	21	19	(7)	760
Other expenses not allocated to the segments							(4)
Operating income							756

Financing expenses, net							(129)
Share in earnings of equity-accounted investees							1
Income before income taxes							628

Depreciation amortization and impairment	67	149	177	21	22	(3)	433

Implementation of IFRS 16	8	95	113	9	105	9	339
Capital expenditures	66	383	213	21	4	6	693

Sales by geographical location of the customer

C. Information based on geographical location

The following table presents the distribution of ICL’s sales by geographical location of the customer:

2021		2020		2019
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	1,178	17	447	9	581	11
USA	1,091	16	793	16	840	16
China	1,060	15	806	16	802	15
United Kingdom	386	6	336	7	347	7
Germany	345	5	327	6	334	6
Israel	291	4	260	5	241	5
Spain	280	4	243	5	249	5
France	270	4	238	5	257	5
India	213	3	194	4	178	3
Italy	145	2	114	2	116	2
All other	1,696	24	1,285	25	1,326	25
Total	6,955	100	5,043	100	5,271	100

Sales by geographical location of the customer by Operating Segments

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021
Europe	530	497	765	424	23	(80)	2,159
Asia	597	513	621	156	1	(12)	1,876
South America	64	507	359	378	-	(3)	1,305
North America	363	216	492	120	1	(6)	1,186
Rest of the world	63	198	195	167	3	(197)	429
Total	1,617	1,931	2,432	1,245	28	(298)	6,955

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020
Europe	458	411	665	334	30	(76)	1,822
Asia	405	433	480	127	1	(14)	1,432
South America	40	230	227	21	-	(1)	517
North America	299	86	372	105	2	(5)	859
Rest of the world	53	186	204	144	2	(176)	413
Total	1,255	1,346	1,948	731	35	(272)	5,043

The following table presents the distribution of the operating segments sales by geographical location of the customer: (cont'd)

Industrial Products	Potash	Phosphate Solutions	Innovative Ag Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2019
Europe	469	422	712	336	31	(85)	1,885
Asia	399	470	447	118	1	(12)	1,423
South America	56	327	263	23	-	(1)	668
North America	353	95	370	95	-	(3)	910
Rest of the world	41	180	188	145	5	(174)	385
Total	1,318	1,494	1,980	717	37	(275)	5,271

Sales by geographical location of the assets
For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Israel	3,526	2,636	2,815
Europe	2,437	2,014	2,079
South America	1,095	424	441
North America	897	757	816
Asia	861	643	615
Others	56	48	47
	8,872	6,522	6,813
Intercompany sales	(1,917)	(1,479)	(1,542)
Total	6,955	5,043	5,271

Operating income (loss) by geographical location of the assets
For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Israel*	863	105	578
Asia	179	64	59
South America**	95	35	19
North America	71	47	61
Europe	7	(50)	32
Others	4	4	3
Intercompany eliminations	(9)	(3)	4
Total	1,210	202	756

*	Israel operating income for 2020 includes a loss of $274 million resulting from impairments and the initiation of efficiency initiatives and measures.

**  South America operating income for 2021 includes $51 million resulting from the operations of Fertilaqua and ADS, which were acquired during the year. For additional information see Note 8B.

Non-current assets by geographical location of the assets

The following table present the non-current assets by geographical location of the assets (*)

As of December 31
2021	2020
$ millions	$ millions

Israel	4,079	3,952
Europe	1,505	1,575
Asia	483	490
South America	391	58
North America	333	319
Other	5	5
Total	6,796	6,399

(*)	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.